Derivative Warrant Liabilities (Details) - $ / shares	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative Warrant Liabilities (Details) [Line Items]
Exercise price per share	$ 11.5	$ 11.5
Expire year	5 years	5 years
Percentage of exercise price of warrants adjusted	115.00%	115.00%
Price per warrant	$ 0.01	$ 0.01
Ordinary shares equals or exceeds per share	$ 10	$ 10
Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrants issued (in Shares)	8,625,000	8,625,000
Private Placement Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrants issued (in Shares)		10,900,000
Class A Ordinary Shares [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Issue price per common stock	$ 9.2	$ 9.2
Ordinary shares equals or exceeds per share	$ 18	$ 18